FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 3 (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Goodwill and intangible assets	$ 5,252		$ 4,453
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	(38,099)
End of period, liabilities	$ (41,167)		(38,099)
Ten percent increase in Hera Ermac share prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options from electricity forward price volatility	10.00%
Ten percent decrease in Hera Ermac share prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options from electricity forward price volatility	10.00%
Ten percent increase in forward prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options from electricity forward price volatility	12.00%
Ten percent decrease in forward prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options from electricity forward price volatility	15.00%
Emission rights
Disclosure of detailed information about financial instruments [line items]
Goodwill and intangible assets	$ 181		246
Electricity option
Disclosure of detailed information about financial instruments [line items]
Electricity option, percentage of opt-out volumes to be acquired	51.00%	51.00%
Fair value of options, observable input, coupon yield | €		€ 0
Level 3 | Electricity option
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	$ (32)		(82)
Change in fair value	(3)		50
End of period, liabilities	$ (35)		$ (32)